SIGNIFICANT ACCOUNTING POLICIES (Schedule of Components of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (46,616)	$ (32,914)
Other comprehensive income (loss) before reclassifications	14,213	(18,483)
Amounts reclassified from accumulated other comprehensive income (loss)	(896)	4,781
Total other comprehensive income (loss)	13,317	(13,702)	$ 13,910
Ending balance	(33,299)	(46,616)	(32,914)
Unrealized gains (losses) on marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,662)	(1,070)
Other comprehensive income (loss) before reclassifications	6,260	(574)
Amounts reclassified from accumulated other comprehensive income (loss)	(467)	(18)
Total other comprehensive income (loss)	5,793	(592)
Ending balance	4,131	(1,662)	(1,070)
Unrealized gains (losses) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(2,715)	1,134
Other comprehensive income (loss) before reclassifications	5,495	(8,630)
Amounts reclassified from accumulated other comprehensive income (loss)	(429)	4,781
Total other comprehensive income (loss)	5,066	(3,849)
Ending balance	2,351	(2,715)	1,134
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(42,239)	(32,978)
Other comprehensive income (loss) before reclassifications	2,458	(9,261)
Amounts reclassified from accumulated other comprehensive income (loss)	0	0
Total other comprehensive income (loss)	2,458	(9,261)
Ending balance	$ (39,781)	$ (42,239)	$ (32,978)